OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2014
Other Current Liabilities

Other current liabilities consist of the following:

	December 31
(in US$ thousands)	2013	2014
Income taxes payable	$1,560	$1,542
Deferred tax liabilities (Note 25)	1,987	—
Other	315	176

	$3,862	$1,718